Licensed Copyrights, Net - Disclosure of Licensed Copyrights (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	¥ 52,506		¥ 50,616
Licensed copyrights, accumulated amortisation	(44,728)		(42,768)
Licensed copyrights, accumulated impairment	(229)		(261)
Licensed copyrights, net carrying value	7,549	$ 1,063	7,587
Licensed copyrights, gross carrying value current	15,442		15,612
Licensed copyrights, accumulated amortisation current	(14,846)		(14,847)
Licensed copyrights, accumulated impairment current	(14)		(19)
Licensed copyrights, net carrying value current	582	82	746
Licensed copyrights, gross carrying value non current	37,064		35,004
Licensed copyrights, accumulated amortisation non current	(29,882)		(27,921)
Licensed copyrights, accumulated impairment non current	(215)		(242)
Licensed copyrights, net carrying value non current	6,967	981	6,841
Broadcasting Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	44,838		43,217
Licensed copyrights, accumulated amortisation	(37,060)		(35,369)
Licensed copyrights, accumulated impairment	(229)		(261)
Licensed copyrights, net carrying value	7,549	1,063	7,587
Licensed copyrights, gross carrying value current	7,774		8,213
Licensed copyrights, accumulated amortisation current	(7,178)		(7,448)
Licensed copyrights, accumulated impairment current	(14)		(19)
Licensed copyrights, net carrying value current	582	82	746
Licensed copyrights, gross carrying value non current	37,064		35,004
Licensed copyrights, accumulated amortisation non current	(29,882)		(27,921)
Licensed copyrights, accumulated impairment non current	(215)		(242)
Licensed copyrights, net carrying value non current	6,967	981	6,841
Sublicensing Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	7,668		7,399
Licensed copyrights, accumulated amortisation	(7,668)		(7,399)
Licensed copyrights, accumulated impairment	0		0
Licensed copyrights, net carrying value	0	0	0
Licensed copyrights, gross carrying value current	7,668		7,399
Licensed copyrights, accumulated amortisation current	(7,668)		(7,399)
Licensed copyrights, accumulated impairment current	0		0
Licensed copyrights, net carrying value current	0	0	0
Licensed copyrights, gross carrying value non current	0		0
Licensed copyrights, accumulated amortisation non current	0		0
Licensed copyrights, accumulated impairment non current	0		0
Licensed copyrights, net carrying value non current	¥ 0	$ 0	¥ 0